Schedule of Reconciliations of Basic and Diluted Loss Per Share (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	[1]
Accounting Policies [Abstract]
Net loss	$ (338,871)		$ (1,462,756)		$ (5,561,705)	[1]	$ (7,723,257)	[1]	$ (17,101,671)
Weighetd average shares outstanding - basic	9,780,576	[2]	2,236,514	[2]	3,765,727	[3]	1,556,555	[3]
Weighetd average shares outstanding - diluted	9,780,576	[2]	2,236,514	[2]	3,765,727	[3]	1,556,555	[3]
Net loss per share of common stock - basic	$ (0.03)		$ (0.65)		$ (1.48)		$ (4.96)
Net loss per share of common stock - diluted	$ (0.03)		$ (0.65)		$ (1.48)		$ (4.96)

[1]	The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.
[2]	Including 501,500 and 0 shares that were granted and vested but not yet issued for the three months ended March 31, 2025 and 2024, respectively.
[3]	Including 1,500 and 0 shares that were granted and vested but not yet issued for the years ended December 31, 2024 and 2023, respectively.